Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018	Jun. 25, 2017
Operating Loss Carryforwards [Line Items]
Valuation allowance of deferred tax assets	$ 208.5	$ 185.2
Foreign net operating loss carryforward	16.4
Federal net operating loss carryforward	795.9
State net operating loss carryforwards	235.0
Unrecognized tax benefits	7.4	8.2	$ 8.6	$ 13.3
Increase (decrease) in unrecognized tax benefits	(0.8)
Estimated change in gross unrecognized tax benefits	0.3
Interest and penalties expense related to unrecognized tax benefits (less than)	0.1
Interest and penalties accrued related to unrecognized tax benefits (less than)	0.1
Undistributed earnings of foreign subsidiaries	63.2
Undistributed earnings of foreign subsidiaries expected to be repatriated	56.1
Undistributed foreign earnings on which income taxes have not been provided	7.1
Income tax expense (benefit) if foreign earnings are repatriated	0.4
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance of operating loss carryforward	27.6
Valuation allowance of deferred tax assets		177.6
Tax credit carryforward	67.8
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance of operating loss carryforward	4.3
Valuation allowance of deferred tax assets		$ 7.6
Valuation allowance of net operating loss carryforwards	13.4
Net operating loss carryforward not subject to expiration	6.3
Net operating loss carryforward subject to expiration	10.1
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 2.5